Debt Instruments Eligible as Capital (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital	R$ 28,113,937	R$ 23,137,784
Tier I I 02 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Nov-21
Debt instruments eligible to compose capital maturity	Nov-31
Debt instruments eligible to compose capital issuance value	5,300
Debt instruments eligible to compose capital interest rate (p.a)	CDI+2%
Debt instruments eligible to compose capital	R$ 9,321,771	7,995,673
Tier I I 03 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Dec-21
Debt instruments eligible to compose capital maturity	Dec-31
Debt instruments eligible to compose capital issuance value	200
Debt instruments eligible to compose capital interest rate (p.a)	CDI+2%
Debt instruments eligible to compose capital	R$ 351,467	301,468
Tier I I 04 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Oct-23
Debt instruments eligible to compose capital maturity	Oct-33
Debt instruments eligible to compose capital issuance value	6,000
Debt instruments eligible to compose capital interest rate (p.a)	CDI+1.6%
Debt instruments eligible to compose capital	R$ 8,070,433	6,949,991
Tier I 02 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Sep-24
Debt instruments eligible to compose capital maturity	No Term
Debt instruments eligible to compose capital issuance value	7,600
Debt instruments eligible to compose capital interest rate (p.a)	CDI+1,4%
Debt instruments eligible to compose capital	R$ 7,982,784	R$ 7,890,652
Tier I [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Dec-25
Debt instruments eligible to compose capital maturity	Dec-35
Debt instruments eligible to compose capital issuance value	2,363
Debt instruments eligible to compose capital interest rate (p.a)	CDI+0,65%
Debt instruments eligible to compose capital	R$ 2,387,482